UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001653033

HASI SYB TRUST 2015-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Steven L. Chuslo, (410) 571-6161

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an engineering report, dated September 14, 2015, of Leidos Engineering, LLC (“Leidos”), which report sets forth the findings and conclusions, as applicable, of Leidos with respect to certain technical and economic aspects of certain photovoltaic solar assets and wind assets.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 15, 2015

HA Land Lease Holdings LLC (Depositor)
By:	Hannon Armstrong Capital, LLC, its sole member

By:	/s/ Steven L. Chuslo
Name: Steven L. Chuslo
Title: Executive Vice President and General Counsel

EXHIBIT INDEX

Exhibit Number	Description

99.1	Leidos engineering report, dated September 14, 2015, setting forth the findings and conclusions, as applicable, of Leidos, with respect to certain technical and economic aspects of certain photovoltaic solar assets and wind assets.